Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,859,483	5.6	$0.92	5,644,594	$0.95
$1.51 – $3.00	1,591,333	2.5	$2.19	1,544,331	$2.18
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	2.0	$5.20	70,000	$5.20

Schedule Of ShareBased Compensation Stock Warrants Activity [Table Text Block]
A summary of service provider warrant activity as of December 31, 2013, and changes during the year then ended is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Warrants to Service Providers	Shares	Price	Term	Value

Outstanding at January 1, 2013	1,175,000	$1.50
Granted	486,364	$0.62
Exercised	0	—
Forfeited or expired	0	—
Outstanding at December 31, 2013	1,661,364	$1.24	2.0	$10,400
Exercisable at December 31, 2013	1,611,364	$1.27	2.0	$5,200

Schedule Of Warrants Outstanding [Table Text Block]
The following table summarizes information about compensatory warrants outstanding as of December 31, 2013:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.37 – $1.50	1,336,364	2.3	$1.12	1,286,364	$1.15
$1.75	325,000	1.1	$1.75	325,000	$1.75

Schedule Of ShareBased Compensation Expense [Table Text Block]
The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2013	2012
Awards under the 2002 LTIP	$679,433	$2,027,031
Awards under the 2013 EIP	117	—
Awards outside the equity-based plans	38,313	20,700
	$717,863	$2,047,731
Included in Statements of Operations caption as follows:
Salaries and wages	$564,737	$1,389,001
Consulting expense	16,278	275,924
General and administrative	136,848	382,806
	$717,863	$2,047,731

Long Term Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,859,483	5.6	$0.92	5,644,594	$0.95
$1.51 – $3.00	1,591,333	2.5	$2.19	1,544,331	$2.18
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	2.0	$5.20	70,000	$5.20